Employee stock incentive plans (Details 4) - Drl Two Thousand Eighteen Plan [Member]	12 Months Ended
	Mar. 31, 2022 a ₨ / shares $ / shares	Mar. 31, 2022 Number a $ / shares	Mar. 31, 2022 a $ / shares	Mar. 31, 2022 a $ / shares	Mar. 31, 2022 a mo $ / shares	Mar. 31, 2021 a ₨ / shares $ / shares	Mar. 31, 2021 Number a $ / shares	Mar. 31, 2021 a $ / shares	Mar. 31, 2021 a $ / shares	Mar. 31, 2021 a mo $ / shares
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year		385,930	385,930				375,775
Shares arising out of options, Granted during the year | Number		8,856					150,740
Shares arising out of options, Expired/forfeited during the year | Number		(37,021)					(55,335)
Shares arising out of options, Exercised during the year | Number		(106,730)					(85,250)
Shares arising out of options, Outstanding at the end of the year			251,035				385,930	385,930
Shares arising out of options, Exercisable at the end of the year | a	68,130	68,130	68,130	68,130	68,130	71,225	71,225	71,225	71,225	71,225
Range of exercise prices, Granted during the year						₨ 3,679
Weighted average exercise price, Outstanding at the beginning of the year | (per share)	₨ 3,056.51			$ 3,056.51		2,697.12
Weighted average exercise price, Granted during the year	5,289.76					3,679
Weighted average exercise price, Expired/forfeited during the year	3,157.39					2,904.51
Weighted average exercise price, Exercised during the year	₨ 2,938.55					2,671.71
Weighted average exercise price, Outstanding at the end of the year | (per share)				3,170.57		₨ 3,056.51			$ 3,056.51
Weighted average exercise price, Exercisable at the end of the year | $ / shares	₨ 2,859.13	$ 2,859.13	$ 2,859.13	$ 2,859.13	$ 2,859.13	₨ 2,665.63	$ 2,665.63	$ 2,665.63	$ 2,665.63	$ 2,665.63
Weighted average remaining useful life, Outstanding at the beginning of the year			71		71					75
Weighted average remaining useful life, Granted during the year | mo					90					90
Weighted average remaining useful life, Outstanding at the end of the year			64					71		71
Weighted average remaining useful life, Exercisable at the end of the year | a	47	47	47	47	47	51	51	51	51	51
Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year | (per share)	₨ 2,607			$ 2,607		₨ 2,607
Range of exercise prices, Granted during the year	4,662.7
Range of exercise prices, Expired/forfeited during the year	2,607					2,607
Range of exercise prices, Exercised during the year	₨ 2,607					2,607
Range of exercise prices, Outstanding at the end of the year | (per share)				2,607		₨ 2,607			$ 2,607
Range of exercise prices, Exercisable at the end of the year | $ / shares	₨ 2,607	$ 2,607	$ 2,607	2,607	$ 2,607	₨ 2,607	$ 2,607	$ 2,607	2,607	$ 2,607
Top of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year | (per share)	₨ 3,679			3,679		₨ 2,814
Range of exercise prices, Granted during the year	5,301
Range of exercise prices, Expired/forfeited during the year	5,310					3,679
Range of exercise prices, Exercised during the year	₨ 3,679					2,814
Range of exercise prices, Outstanding at the end of the year | (per share)				5,301		₨ 3,679			3,679
Range of exercise prices, Exercisable at the end of the year | $ / shares	₨ 3,679	$ 3,679	$ 3,679	$ 3,679	$ 3,679	₨ 2,814	$ 2,814	$ 2,814	$ 2,814	$ 2,814